Selected Quarterly Results of Operations (Unaudited)	12 Months Ended
Sep. 30, 2019
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Results of Operations (Unaudited)

Note 22 — Selected Quarterly Results of Operations (Unaudited)

The following are details of the unaudited quarterly results of operations for the three months ended:

	September 30,	June 30,	March 31,	December 31,
2019
Revenue	$1,030,253	$1,024,704	$1,019,657	$1,012,055
Operating income	144,154	142,320	150,175	133,097
Net income	122,027	131,448	124,279	101,692
Basic earnings per share	0.90	0.96	0.90	0.73
Diluted earnings per share	0.90	0.96	0.90	0.72
2018
Revenue	$1,002,588	$1,002,198	$992,340	$977,711
Operating income	68,819	105,518	131,827	122,143
Net income	44,266	91,530	101,727	116,873
Basic earnings per share	0.31	0.64	0.71	0.81
Diluted earnings per share	0.31	0.64	0.70	0.80